Income tax expense - Summary of reconciliation between the Groups actual tax charge and statutory income tax rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation between the Group's actual tax charge and statutory income tax rate [line items]
Statutory income tax rate		25.00%
PRC
Disclosure of reconciliation between the Group's actual tax charge and statutory income tax rate [line items]
Statutory income tax rate	25.00%
Preferential Tax Rate	15.00%